Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON CLARIVEST CAPITAL APPRECIATION FUND
COMMON STOCKS - 99.7%	Shares	Value
Aerospace & defense - 1.6%
The Boeing Co.	13,400	$4,571,812
United Technologies Corp.	28,900	3,861,040
Airlines - 1.7%
Delta Air Lines, Inc.	42,900	2,618,616
United Airlines Holdings, Inc.*	73,300	6,737,003
Beverages - 1.3%
Keurig Dr Pepper, Inc.	103,400	2,909,676
The Coca-Cola Co.	74,600	3,926,198
Biotechnology - 3.0%
AbbVie, Inc.	89,000	5,929,180
Amgen, Inc.	42,200	7,873,676
Celgene Corp.*	27,600	2,535,336
Communications equipment - 1.7%
Cisco Systems, Inc.	167,400	9,273,960
Consumer finance - 0.7%
Capital One Financial Corp.	43,800	4,047,996
Containers & packaging - 0.3%
Owens-Illinois, Inc.	110,800	1,880,276
Electronic equipment, instruments & components - 0.3%
Keysight Technologies, Inc.*	20,200	1,808,304
Entertainment - 1.8%
Netflix, Inc.*	12,900	4,166,571
The Walt Disney Co.	39,400	5,634,594
Equity real estate investment trusts (REITs) - 2.5%
American Tower Corp.	19,800	4,190,076
Medical Properties Trust, Inc.	143,232	2,506,560
Omega Healthcare Investors, Inc.	63,800	2,315,940
Realty Income Corp.	30,200	2,090,142
Welltower, Inc.	33,100	2,751,272
Food & staples retailing - 1.2%
Wal-Mart, Inc.	61,600	6,799,408
Food products - 1.1%
Tyson Foods, Inc., Class A	73,900	5,875,050
Health care equipment & supplies - 0.7%
The Cooper Companies, Inc.	11,000	3,711,400
Health care providers & services - 4.2%
Centene Corp.*	76,340	3,976,550
Laboratory Corp. of America Holdings*	16,000	2,680,320
UnitedHealth Group, Inc.	65,300	16,260,353
Health care technology - 0.7%
Veeva Systems, Inc., Class A*	21,900	3,633,210
Hotels, restaurants & leisure - 2.5%
Starbucks Corp.	96,300	9,118,647
Wyndham Destinations, Inc.	50,000	2,353,000
Wyndham Hotels & Resorts, Inc.	42,059	2,378,436

Household durables - 0.7%
PulteGroup, Inc.	115,100	3,626,801
Household products - 0.7%
The Procter & Gamble Co.	31,900	3,765,476
Insurance - 1.4%
The Progressive Corp.	95,000	7,693,100
Interactive media & services - 9.3%
Alphabet, Inc., Class A*	13,014	15,853,655
Alphabet, Inc., Class C*	13,012	15,831,440
Facebook, Inc., Class A*	76,400	14,839,172
Twitter, Inc.*	94,200	3,985,602
Internet & direct marketing retail - 4.8%
Amazon.com, Inc.*	14,100	26,321,598
IT services - 13.9%
Booz Allen Hamilton Holding Corp.	39,400	2,708,750
Euronet Worldwide, Inc.*	17,600	2,744,016
Fidelity National Information Services, Inc.	52,329	6,972,777
Fiserv, Inc.*	78,200	8,244,626
FleetCor Technologies, Inc.*	11,700	3,324,789
Global Payments, Inc.	23,600	3,962,912
MasterCard, Inc., Class A	63,030	17,161,178
PayPal Holdings, Inc.*	90,400	9,980,160
Visa, Inc., Class A	113,600	20,220,800
Life sciences tools & services - 1.5%
Thermo Fisher Scientific, Inc.	29,200	8,108,256
Machinery - 2.1%
Cummins, Inc.	25,800	4,231,200
Ingersoll-Rand PLC	40,300	4,983,498
Oshkosh Corp.	26,400	2,206,248
Media - 2.0%
Comcast Corp., Class A	198,500	8,569,245
Discovery, Inc., Class A*	68,600	2,079,266
Multiline retail - 0.9%
Target Corp.	55,700	4,812,480
Pharmaceuticals - 2.5%
Eli Lilly & Co.	20,800	2,266,160
Johnson & Johnson	18,900	2,461,158
Merck & Co., Inc.	107,000	8,879,930
Real estate management & development - 1.1%
CBRE Group, Inc., Class A*	108,485	5,750,790
Road & rail - 0.7%
Union Pacific Corp.	20,700	3,724,965
Semiconductors & semiconductor equipment - 5.8%
Broadcom, Inc.	16,500	4,784,835
Intel Corp.	50,200	2,537,610
KLA Corp.	30,200	4,116,864
Micron Technology, Inc.*	62,200	2,792,158
Teradyne, Inc.	89,300	4,976,689
Texas Instruments, Inc.	62,400	7,800,624
Xilinx, Inc.	37,800	4,317,138

Software - 15.1%
Adobe, Inc.*	44,800	13,388,928
Microsoft Corp.	337,300	45,963,871
salesforce.com, Inc.*	52,600	8,126,700
SS&C Technologies Holdings, Inc.	53,700	2,574,915
Synopsys, Inc.*	66,900	8,881,644
Workday, Inc., Class A*	16,900	3,379,662
Specialty retail - 5.1%
Advance Auto Parts, Inc.	20,300	3,057,992
AutoZone, Inc.*	4,500	5,053,680
Foot Locker, Inc.	43,300	1,777,898
Ross Stores, Inc.	39,700	4,209,391
The Home Depot, Inc.	63,900	13,654,791
Technology hardware, storage & peripherals - 6.1%
Apple, Inc.	154,966	33,013,957
Trading companies & distributors - 0.7%
United Rentals, Inc.*	32,200	4,074,910
Total common stocks (cost $351,694,380)		542,208,907
Total investment portfolio (cost $351,694,380) - 99.7%		542,208,907
Other assets in excess of liabilities - 0.3%		1,366,710
Total net assets - 100.0%		$543,575,617

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON CLARIVEST INTERNATIONAL STOCK FUND
COMMON STOCKS - 95.8%	Shares	Value
Australia - 4.4%
Austal Ltd.	20,531	$56,712
BHP Group Ltd.	4,411	121,438
Fortescue Metals Group Ltd.	10,812	60,874
Goodman Group	9,910	100,225
OZ Minerals Ltd.	13,870	96,197
Sandfire Resources NL	13,667	62,357
St Barbara Ltd.	13,906	34,850
Belgium - 0.7%
Anheuser-Busch InBev S.A./N.V.	273	27,447
UCB S.A.	682	53,180
Denmark - 1.7%
GN Store Nord A/S	929	44,067
Novo Nordisk A/S, Class B	1,957	93,974
Royal Unibrew A/S	872	64,984
Finland - 0.5%
Neste OYJ	1,736	57,455
France - 11.2%
Air France-KLM*	6,925	72,244
AXA S.A.	4,718	118,839
Cie Generale des Etablissements Michelin	1,254	138,627
Eiffage S.A.	1,936	191,301
ENGIE S.A.	7,007	107,835
Kering S.A.	108	55,783
Pernod Ricard S.A.	341	59,840
Peugeot S.A.	8,630	203,694
Publicis Groupe S.A.	1,775	87,589
Sanofi	1,732	144,331
VINCI S.A.	1,691	173,943
Germany - 7.3%
Allianz SE	1,309	303,701
Bayer AG	469	30,377
Deutsche Telekom AG	3,284	53,795
Merck KGaA	1,091	111,275
ProSiebenSat.1 Media SE	8,344	107,781
SAP SE	1,687	206,213
TAG Immobilien AG*	2,808	66,104
Hong Kong - 0.8%
CK Asset Holdings Ltd.	6,672	50,168
Wheelock and Co. Ltd.	8,000	50,342
Israel - 1.2%
Israel Discount Bank Ltd., Class A	32,640	140,875
Italy - 4.6%
Enel SpA	39,579	270,746
Eni SpA	5,739	89,651
Leonardo SpA	16,563	201,661

Japan - 23.2%
Asahi Group Holdings Ltd.	2,700	116,950
Central Glass Co. Ltd.	2,200	50,011
Chubu Electric Power Co., Inc.	4,100	57,877
Cosmo Energy Holdings Co. Ltd.	1,300	26,797
GungHo Online Entertainment, Inc.	1,900	50,131
Hitachi Ltd.	5,500	195,002
Hokkaido Electric Power Co., Inc.	6,900	39,064
ITOCHU Corp.	16,400	312,268
Kajima Corp.	4,600	59,160
KDDI Corp.	5,100	133,067
Marubeni Corp.	30,100	195,125
Mitsubishi Corp.	2,700	72,501
Mitsubishi UFJ Financial Group, Inc.	23,100	114,091
Morinaga Milk Industry Co. Ltd.	1,300	50,447
Nichi-iko Pharmaceutical Co. Ltd.	2,700	30,938
Nihon Unisys Ltd.	1,400	45,948
Nippon Light Metal Holdings Co. Ltd.	9,400	17,184
Nippon Suisan Kaisha Ltd.	6,900	43,483
Nippon Telegraph & Telephone Corp.	5,500	248,221
Nipro Corp.	4,100	45,453
NS Solutions Corp.	2,700	90,956
Ricoh Co. Ltd.	6,900	63,200
Sawai Pharmaceutical Co. Ltd.	1,300	71,724
Showa Denko KK	3,600	96,578
SoftBank Group Corp.	2,600	132,751
Sony Corp.	2,900	164,934
Sumitomo Corp.	5,100	75,677
The Hiroshima Bank Ltd.	5,500	26,286
The Kansai Electric Power Co., Inc.	8,100	100,032
Toyota Motor Corp.	1,400	90,459
Netherlands - 5.1%
Aegon N.V.	11,806	58,179
ASR Nederland N.V.	832	31,264
Koninklijke Ahold Delhaize N.V.	5,726	130,055
NN Group N.V.	5,290	198,751
NXP Semiconductors N.V.	1,900	196,441
Norway - 0.2%
Austevoll Seafood ASA	2,782	28,304
Singapore - 0.2%
Yanlord Land Group Ltd.	27,200	25,530
Spain - 2.2%
Almirall S.A.	1,757	31,848
Banco Bilbao Vizcaya Argentaria S.A.	8,371	42,623
Banco Santander S.A.	12,339	52,666
Iberdrola S.A.	10,702	101,534
Repsol S.A.	2,535	40,207

Sweden - 4.6%
Essity AB, Class B	5,303	157,515
SSAB AB, Class B	8,971	22,741
Telefonaktiebolaget LM Ericsson, Class B	20,760	181,635
Volvo AB, Class B	13,124	194,959
Switzerland - 12.7%
Lonza Group AG	273	93,517
Nestle S.A.	3,280	347,966
Novartis AG	3,722	341,303
Roche Holding AG	1,187	317,719
Straumann Holding AG	95	77,501
Swiss Life Holding AG	395	190,880
UBS Group AG	7,594	84,763
Zurich Insurance Group AG	259	90,088
United Kingdom - 15.2%
3i Group PLC	13,497	181,873
Ashtead Group PLC	6,163	169,465
Aviva PLC	13,674	67,134
Barclays PLC	46,220	86,516
Bellway PLC	2,018	72,740
BP PLC	21,147	139,925
Coca-Cola European Partners PLC	1,675	92,594
Electrocomponents PLC	5,467	40,282
GlaxoSmithKline PLC	11,179	231,192
Halma PLC	2,488	60,084
Imperial Brands PLC	2,250	57,105
Lloyds Banking Group PLC	100,633	65,098
Persimmon PLC	1,813	44,235
Redrow PLC	4,839	32,929
Rio Tinto PLC	1,554	87,757
Royal Dutch Shell PLC, Class B	6,517	205,840
Standard Chartered PLC	8,793	72,364
Tesco PLC	49,802	134,899
Total common stocks (cost $10,888,359)		11,606,811

PREFERRED STOCKS - 1.1%
Germany - 1.1%
Volkswagen AG	818	136,681
Total preferred stocks (cost $143,237)		136,681

EXCHANGE TRADED FUNDS - 1.0%
United States - 1.0%
iShares MSCI EAFE ETF	1,900	122,455
Total exchange traded funds (cost $123,733)		122,455
Total investment portfolio (cost $11,155,329) - 97.9%		11,865,947
Other assets in excess of liabilities - 2.1%		253,641
Total net assets - 100.0%		$12,119,588

* Non-income producing security
ETF—Exchange Traded Fund

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report, other than Coca-Cola European Partners PLC,
iShares MSCI EAFE ETF, and NXP Semiconductors N.V., which are categorized as Level 1. The total value of Level 1 and Level 2 investments as of the date of this report is $411,490 and $11,454,457, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON COUGAR TACTICAL ALLOCATION FUND
EXCHANGE TRADED FUNDS - 91.1%(a)
Equity - 19.4%
iShares Core MSCI EAFE ETF	16,960	$1,023,875
iShares Core S&P 500 ETF	7,316	2,189,167
iShares Core S&P Small-Cap ETF	13,746	1,088,821

Fixed Income - 71.7%
iShares 1-3 Year Treasury Bond ETF	35,872	3,033,695
iShares Core U.S. Aggregate Bond ETF	87,912	9,784,605
iShares iBoxx High Yield Corporate Bond ETF	11,943	1,038,205
iShares Short Treasury Bond ETF	18,350	2,029,877
Total exchange traded funds (cost $19,070,630)		20,188,245

Total investment portfolio (cost $19,070,630) - 91.1%		20,188,245
Other assets in excess of liabilities - 8.9%		1,978,391
Total net assets - 100.0%		$22,166,636

ETF - Exchange Traded Fund
(a) A copy of the financial statements for each underlying fund in which this Fund invests can be obtained by visiting www.sec.gov.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON EAGLE GROWTH & INCOME FUND
COMMON STOCKS - 96.8%	Shares	Value
Aerospace & defense - 3.6%
Lockheed Martin Corp.	82,215	$29,775,807
Banks - 10.3%
JPMorgan Chase & Co.	300,522	34,860,552
The PNC Financial Services Group, Inc.	210,228	30,041,581
Wells Fargo & Co.	418,391	20,254,308
Beverages - 5.7%
PepsiCo, Inc.	163,911	20,949,465
The Coca-Cola Co.	499,838	26,306,474
Communications equipment - 3.8%
Cisco Systems, Inc.	571,050	31,636,170
Diversified telecommunication services - 2.5%
AT&T, Inc.	616,657	20,997,171
Electric utilities - 2.1%
Evergy, Inc.	292,443	17,689,877
Entertainment - 3.4%
Cinemark Holdings, Inc.	698,732	27,893,381
Equity real estate investment trusts (REITs) - 7.3%
Camden Property Trust	110,405	11,450,102
Crown Castle International Corp.	174,672	23,276,791
Prologis, Inc.	238,556	19,229,999
Simon Property Group, Inc.	38,649	6,268,868
Food & staples retailing - 2.2%
Sysco Corp.	269,493	18,479,135
Health care equipment & supplies - 5.4%
Abbott Laboratories	199,177	17,348,317
Medtronic PLC	268,622	27,383,326
Hotels, restaurants & leisure - 5.6%
Carnival Corp.	398,685	18,829,893
McDonald's Corp.	131,456	27,700,408
Household products - 3.7%
The Procter & Gamble Co.	259,248	30,601,634
Industrial conglomerates - 5.5%
3M Co.	79,333	13,861,062
Honeywell International, Inc.	183,720	31,684,351
IT services - 3.0%
Automatic Data Processing, Inc.	149,256	24,854,109
Multi-utilities - 2.3%
Sempra Energy	141,017	19,097,932
Oil, gas & consumable fuels - 7.2%
Chevron Corp.	218,374	26,884,023
Occidental Petroleum Corp.	270,922	13,914,554
TOTAL S.A., Sponsored ADR	362,424	18,751,818

Pharmaceuticals - 9.8%
Johnson & Johnson	194,543	25,333,390
Merck & Co., Inc.	293,085	24,323,124
Novartis AG, Sponsored ADR	186,807	17,107,785
Pfizer, Inc.	374,669	14,552,144
Road & rail - 3.5%
Union Pacific Corp.	159,063	28,623,387
Software - 4.5%
Microsoft Corp.	272,916	37,190,263
Specialty retail - 3.3%
The Home Depot, Inc.	128,536	27,466,858
Tobacco - 2.1%
Altria Group, Inc.	364,370	17,150,896
Total common stocks (cost $565,881,890)		801,768,955
Total investment portfolio (cost $565,881,890) - 96.8%		801,768,955
Other assets in excess of liabilities - 3.2%		26,848,072
Total net assets - 100.0%		$828,617,027

ADR - American Depositary Receipt

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON EAGLE MID CAP GROWTH FUND
COMMON STOCKS - 95.9%	Shares	Value
Aerospace & defense - 2.4%
Hexcel Corp.	735,571	$60,140,285
L3Harris Technologies, Inc.	388,870	80,729,412
Air freight & logistics - 0.7%
C.H. Robinson Worldwide, Inc.	493,058	41,283,746
Auto components - 0.8%
Aptiv PLC	521,722	45,728,933
Beverages - 2.2%
Constellation Brands, Inc., Class A	278,047	54,725,210
Monster Beverage Corp.*	1,126,140	72,602,246
Biotechnology - 3.5%
Bluebird Bio, Inc.*	224,006	29,396,307
Exact Sciences Corp.*	526,952	60,657,445
Incyte Corp.*	354,257	30,083,505
Sage Therapeutics, Inc.*	227,166	36,423,796
Sarepta Therapeutics, Inc.*	306,703	45,652,742
Building products - 1.8%
A.O. Smith Corp.	1,023,920	46,537,164
Fortune Brands Home & Security, Inc.	1,108,717	60,912,912
Capital markets - 5.0%
LPL Financial Holdings, Inc.	515,610	43,244,211
MarketAxess Holdings, Inc.	229,510	77,354,050
Moody's Corp.	317,665	68,088,316
Morningstar, Inc.	239,609	36,415,776
MSCI, Inc.	297,729	67,655,938
Chemicals - 1.8%
Albemarle Corp.	298,218	21,757,985
Corteva, Inc.	1,668,187	49,211,517
Huntsman Corp.	1,743,164	35,822,020
Commercial services & supplies - 3.9%
IAA, Inc.*	1,057,789	49,451,636
Ritchie Bros Auctioneers, Inc.	1,183,899	42,726,915
Waste Connections, Inc.	1,504,606	136,497,856
Construction materials - 1.5%
Martin Marietta Materials, Inc.	363,310	90,010,053
Containers & packaging - 0.8%
Ball Corp.	629,838	45,020,820
Distributors - 1.5%
Pool Corp.	468,084	88,641,067
Diversified consumer services - 1.8%
Bright Horizons Family Solutions, Inc.*	372,200	56,600,454
ServiceMaster Global Holdings, Inc.*	872,648	46,451,053
Electronic equipment, instruments & components - 6.2%
Amphenol Corp., Class A	618,701	57,737,177
Cognex Corp.	1,415,659	62,303,153
Coherent, Inc.*	341,278	47,386,450
FLIR Systems, Inc.	1,317,092	65,406,789
IPG Photonics Corp.*	278,648	36,505,675
Keysight Technologies, Inc.*	1,009,431	90,364,263
Energy equipment & services - 0.5%
National Oilwell Varco, Inc.	1,311,460	31,238,977
Entertainment - 1.4%
Lions Gate Entertainment Corp., Class A(a)	3,112,331	40,180,193
Take-Two Interactive Software, Inc.*	334,711	41,008,792
Equity real estate investment trusts (REITs) - 2.5%
SBA Communications Corp.*	604,128	148,259,052

Health care equipment & supplies - 5.3%
ABIOMED, Inc.*	152,567	42,499,063
Align Technology, Inc.*	142,678	29,831,116
DENTSPLY SIRONA, Inc.	720,855	39,250,555
DexCom, Inc.*	281,726	44,194,358
IDEXX Laboratories, Inc.*	267,606	75,478,272
Masimo Corp.*	254,567	40,183,401
Teleflex, Inc.	120,243	40,851,357
Health care providers & services - 1.1%
Centene Corp.*	854,585	44,515,333
Chemed Corp.	48,142	19,516,285
Health care technology - 1.8%
Cerner Corp.	774,151	55,467,919
Veeva Systems, Inc., Class A*	283,942	47,105,978
Hotels, restaurants & leisure - 4.4%
Caesars Entertainment Corp.*	6,117,162	72,427,198
Chipotle Mexican Grill, Inc.*	94,425	75,117,920
Royal Caribbean Cruises Ltd.	428,636	49,867,512
Vail Resorts, Inc.	250,342	61,714,310
Insurance - 0.5%
The Progressive Corp.	359,451	29,108,342
Interactive media & services - 3.2%
IAC/InterActiveCorp*	323,411	77,311,400
Twitter, Inc.*	2,557,256	108,197,501
Internet & direct marketing retail - 0.7%
Qurate Retail, Inc., Class A*	3,104,999	43,904,686
IT services - 5.9%
Fidelity National Information Services, Inc.	524,693	69,915,371
Global Payments, Inc.	413,714	69,470,855
Perspecta, Inc.	2,413,810	56,314,187
Shopify, Inc., Class A*	134,356	42,709,085
Square, Inc., Class A*	766,305	61,618,585
WEX, Inc.*	190,553	41,553,893
Leisure products - 0.6%
Brunswick Corp.	672,272	33,048,892
Life sciences tools & services - 2.0%
Avantor, Inc.*	1,579,659	27,786,202
IQVIA Holdings, Inc.*	357,280	56,868,257
PRA Health Sciences, Inc.*	306,545	30,626,911
Machinery - 0.7%
Wabtec Corp.	492,420	38,251,186
Media - 1.2%
Sirius XM Holdings, Inc.(a)	11,221,505	70,246,621
Multiline retail - 1.3%
Dollar Tree, Inc.*	724,031	73,670,154
Oil, gas & consumable fuels - 1.0%
Diamondback Energy, Inc.	557,151	57,626,128
Pharmaceuticals - 1.3%
Zoetis, Inc.	666,329	76,554,539
Professional services - 3.1%
IHS Markit Ltd.*	1,253,275	80,735,975
TransUnion	1,245,049	103,077,607
Road & rail - 0.7%
Old Dominion Freight Line, Inc.	252,007	42,080,129
Semiconductors & semiconductor equipment - 5.5%
Advanced Micro Devices, Inc.*	2,688,915	81,877,462
Cree, Inc.*	658,968	40,974,630
Marvell Technology Group Ltd.	1,289,093	33,851,582
Maxim Integrated Products, Inc.	1,044,067	61,798,326
Microchip Technology, Inc.	713,721	67,389,537
Xilinx, Inc.	283,482	32,376,479

Software - 10.0%
Autodesk, Inc.*	411,544	64,270,826
Elastic N.V.*(a)	405,489	40,074,478
PTC, Inc.*	721,951	48,933,839
RingCentral, Inc., Class A*	401,967	57,071,275
ServiceNow, Inc.*	386,051	107,086,687
Splunk, Inc.*	716,182	96,906,586
Synopsys, Inc.*	670,485	89,013,589
Tyler Technologies, Inc.*	340,370	79,425,339
Specialty retail - 3.1%
AutoZone, Inc.*	66,340	74,502,474
Burlington Stores, Inc.*	577,172	104,323,839
Textiles, apparel & luxury goods - 2.6%
Canada Goose Holdings, Inc.*(a)	976,947	45,711,350
Lululemon Athletica, Inc.*	566,166	108,188,661
Trading companies & distributors - 1.6%
United Rentals, Inc.*	302,220	38,245,941
W.W. Grainger, Inc.	189,887	55,262,814
Total common stocks (cost $4,282,735,788)		5,596,196,688

MONEY MARKET FUNDS - 1.4%
First American Government Obligations Fund - Class X, 2.24%#	84,517,504	84,517,504
Total money market funds (cost $84,517,504)		84,517,504
Total investment portfolio (cost $4,367,253,292) - 97.3%		5,680,714,192
Other assets in excess of liabilities - 2.7%		155,796,463
Total net assets - 100.0%		$5,836,510,655

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $82,386,911 or 1.4% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 98.1%	Shares	Value
Aerospace & defense - 3.3%
Aerojet Rocketdyne Holdings, Inc.*	1,566,519	$66,921,691
Hexcel Corp.	1,027,847	84,036,771
Auto components - 0.7%
Fox Factory Holding Corp.*	309,009	24,745,441
Visteon Corp.*	124,177	8,180,781
Banks - 1.1%
Glacier Bancorp, Inc.	1,175,802	49,277,862
Beverages - 0.3%
The Boston Beer Co., Inc., Class A*	29,851	11,711,144
Biotechnology - 11.6%
ACADIA Pharmaceuticals, Inc.*	715,382	17,584,090
Acceleron Pharma, Inc.*	657,640	28,712,562
Amicus Therapeutics, Inc.*	1,859,320	23,055,568
Arena Pharmaceuticals, Inc.*	665,583	41,718,742
ArQule, Inc.*	2,396,935	24,185,074
Atara Biotherapeutics, Inc.*	1,220,241	17,412,839
Biohaven Pharmaceutical Holding Co. Ltd.*	690,417	29,715,548
Blueprint Medicines Corp.*	566,166	56,701,525
Exact Sciences Corp.*	302,764	34,851,164
Genomic Health, Inc.*	356,393	26,005,997
Global Blood Therapeutics, Inc.*	307,452	16,848,370
Insmed, Inc.*	1,046,301	22,966,307
Kura Oncology, Inc.*	1,502,217	28,722,389
Ligand Pharmaceuticals, Inc.*	224,422	20,536,857
Progenics Pharmaceuticals, Inc.*	3,948,024	21,240,369
Ra Pharmaceuticals, Inc.*	693,726	23,614,433
Repligen Corp.*	340,745	32,162,921
Sage Therapeutics, Inc.*	173,482	27,816,104
Sarepta Therapeutics, Inc.*	223,972	33,338,232
Building products - 2.8%
Builders FirstSource, Inc.*	3,048,889	52,379,913
Trex Co., Inc.*	913,525	74,680,669
Capital markets - 1.5%
PJT Partners, Inc., Class A	777,634	32,785,050
Stifel Financial Corp.	612,446	36,630,395
Chemicals - 3.7%
Quaker Chemical Corp.	683,441	128,070,009
Sensient Technologies Corp.	619,608	42,238,677
Commercial services & supplies - 2.4%
KAR Auction Services, Inc.	453,759	12,133,516
Ritchie Bros Auctioneers, Inc.	1,436,989	51,860,933
The Brink's Co.	495,004	44,629,560
Communications equipment - 0.9%
Lumentum Holdings, Inc.*	694,857	39,349,752

Construction materials - 0.9%
Summit Materials, Inc., Class A*	2,180,026	40,199,679
Consumer finance - 2.3%
FirstCash, Inc.	566,835	57,046,274
Green Dot Corp., Class A*	954,592	48,388,269
Distributors - 0.8%
Pool Corp.	200,444	37,958,080
Diversified consumer services - 0.8%
Chegg, Inc.*	840,836	37,770,353
Electrical equipment - 1.2%
Bloom Energy Corp., Class A*(a)	1,256,428	13,129,673
Thermon Group Holdings, Inc.*	1,616,313	40,957,371
Electronic equipment, instruments & components - 4.4%
Cognex Corp.	1,310,663	57,682,279
Coherent, Inc.*	388,832	53,989,323
II-VI, Inc.*	650,000	25,805,000
IPG Photonics Corp.*	251,516	32,951,111
Littelfuse, Inc.	180,457	30,490,015
Entertainment - 0.2%
Sciplay Corp., Class A*	840,132	8,762,577
Equity real estate investment trusts (REITs) - 1.1%
Seritage Growth Properties, Class A(a)	1,169,447	48,847,801
Food & staples retailing - 1.3%
Casey's General Stores, Inc.	376,033	60,883,503
Food products - 0.6%
Freshpet, Inc.*	554,828	25,050,484
Health care equipment & supplies - 7.1%
AxoGen, Inc.*	635,364	11,423,845
Haemonetics Corp.*	424,133	51,778,157
Insulet Corp.*	265,663	32,660,609
Merit Medical Systems, Inc.*	559,848	22,091,602
Novocure Ltd.*	572,680	47,658,430
NuVasive, Inc.*	371,614	24,749,492
Penumbra, Inc.*	197,677	33,130,665
Quidel Corp.*	397,803	23,482,311
Tandem Diabetes Care, Inc.*	709,019	44,973,075
Wright Medical Group N.V.*	1,046,373	30,198,325
Health care providers & services - 2.1%
Amedisys, Inc.*	191,502	26,406,211
AMN Healthcare Services, Inc.*	350,573	18,713,587
BioTelemetry, Inc.*	355,718	16,700,960
HealthEquity, Inc.*	392,041	32,139,521
Health care technology - 2.2%
Evolent Health, Inc., Class A*	1,633,453	11,140,149
Omnicell, Inc.*	500,403	37,635,310
Teladoc Health, Inc.*	729,515	49,782,104
Hotels, restaurants & leisure - 5.6%
Everi Holdings, Inc.*	4,516,662	54,245,110
Penn National Gaming, Inc.*	2,403,342	46,913,236
Planet Fitness, Inc., Class A*	1,200,682	94,445,646
Wingstop, Inc.	628,954	60,121,713

Household durables - 1.4%
Universal Electronics, Inc.*	1,502,697	64,345,486
Insurance - 0.9%
eHealth, Inc.*	407,692	42,298,045
Internet & direct marketing retail - 1.0%
Revolve Group, Inc.*(a)	1,368,517	47,172,781
IT services - 0.8%
EVO Payments, Inc., Class A*	1,124,737	35,001,816
Leisure products - 0.8%
YETI Holdings, Inc.*(a)	1,043,900	36,285,964
Life sciences tools & services - 1.6%
NeoGenomics, Inc.*	2,002,651	48,804,605
PRA Health Sciences, Inc.*	234,131	23,392,028
Machinery - 7.2%
Chart Industries, Inc.*	1,104,556	83,427,115
Graco, Inc.	947,349	45,548,540
John Bean Technologies Corp.	684,254	81,193,580
Kennametal, Inc.	890,978	30,810,019
Woodward, Inc.	777,879	87,153,563
Media - 0.8%
Sinclair Broadcast Group, Inc., Class A	730,454	36,705,314
Oil, gas & consumable fuels - 1.4%
Viper Energy Partners LP	1,913,390	61,725,961
Pharmaceuticals - 2.4%
Cymabay Therapeutics, Inc.*	2,061,772	12,741,751
Horizon Therapeutics PLC*	1,805,886	44,948,503
Odonate Therapeutics, Inc.*(a)	459,968	18,743,696
Zogenix, Inc.*	693,531	33,407,388
Road & rail - 1.4%
Landstar System, Inc.	583,979	64,979,343
Semiconductors & semiconductor equipment - 3.6%
Cabot Microelectronics Corp.	252,552	30,722,951
Entegris, Inc.	2,077,267	90,381,887
Silicon Laboratories, Inc.*	367,464	41,233,135
Software - 10.5%
Alarm.com Holdings, Inc.*	648,459	32,364,589
Cornerstone OnDemand, Inc.*	1,509,541	89,364,827
Everbridge, Inc.*	314,669	32,190,639
Guidewire Software, Inc.*	616,378	62,919,866
Pagerduty, Inc.*(a)	277,000	12,243,400
Pegasystems, Inc.	1,065,831	80,576,824
Proofpoint, Inc.*	260,387	32,860,839
Q2 Holdings, Inc.*	175,000	13,977,250
RealPage, Inc.*	1,508,001	94,219,902
SailPoint Technologies Holding, Inc.*	1,373,769	29,041,477
Specialty retail - 2.7%
Floor & Decor Holdings, Inc., Class A*	1,044,347	40,886,185
Genesco, Inc.*	516,090	20,323,624
MarineMax, Inc.*	1,861,655	28,743,953
National Vision Holdings, Inc.*	1,108,443	35,015,715

Textiles, apparel & luxury goods - 1.9%
Canada Goose Holdings, Inc.*(a)	655,581	30,674,635
Steven Madden Ltd.	1,611,131	55,600,131
Thrifts & mortgage finance - 0.8%
NMI Holdings, Inc., Class A*	1,383,589	34,423,694
Total common stocks (cost $3,294,322,427)		4,463,574,126

MONEY MARKET FUNDS - 3.0%
First American Government Obligations Fund - Class X, 2.24%#	138,262,974	138,262,974
Total money market funds (cost $138,262,974)		138,262,974
Total investment portfolio (cost $3,432,585,401) - 101.1%		4,601,837,100
Liabilities in excess of other assets - (1.1)%		(50,232,245)
Total net assets - 100.0%		$4,551,604,855

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $136,124,241 or 3.0% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON SCOUT INTERNATIONAL FUND
COMMON STOCKS - 90.7%	Shares	Value
Australia - 6.4%
BHP Group Ltd., Sponsored ADR(a)	214,137	$11,762,545
Caltex Australia Ltd.	749,357	13,782,959
CSL Ltd.	76,290	11,904,466
Woodside Petroleum Ltd.	375,910	8,864,321
Canada - 1.0%
Enbridge, Inc.	223,047	7,447,539
Denmark - 1.5%
Novo Nordisk A/S, Sponsored ADR	225,367	10,799,587
France - 7.7%
Air Liquide S.A.	59,737	8,245,901
AXA S.A.	454,327	11,443,729
BNP Paribas S.A.	224,125	10,489,084
Dassault Systemes SE	37,965	5,775,121
L'Oreal S.A.	28,998	7,758,848
TOTAL S.A.	231,449	11,996,075
Germany - 10.1%
Allianz SE, Sponsored ADR	540,251	12,531,122
BASF SE	131,618	8,737,381
Continental AG	90,762	12,443,912
Fresenius SE & Co. KGaA	245,038	12,243,931
Muenchener Rueckversicherungs-Gesellschaft AG	41,991	10,006,801
SAP SE, Sponsored ADR	66,819	8,220,742
Siemens AG	78,362	8,528,420
Hong Kong - 1.6%
AAC Technologies Holdings, Inc.	2,152,209	11,564,986
Ireland - 2.9%
Kerry Group PLC, Class A	71,920	8,391,490
Ryanair Holdings PLC, Sponsored ADR*	196,172	12,188,166
Japan - 14.0%
Astellas Pharma, Inc.	1,032,073	14,626,441
FANUC Corp.	39,378	6,998,512
JGC Corp.	789,458	10,278,263
Komatsu Ltd.	538,328	12,037,234
Kubota Corp.	669,935	10,334,097
Nitto Denko Corp.	195,665	9,636,478
ORIX Corp.	944,537	13,480,373
SYSMEX Corp.	121,600	8,828,538
Tokyo Electron Ltd.	85,799	14,531,989
Mexico - 3.3%
Grupo Financiero Banorte S.A.B. de C.V., Class O	2,562,072	12,817,212
Wal-Mart de Mexico S.A.B. de C.V., Sponsored ADR	381,384	11,241,293
Norway - 1.7%
DNB ASA	690,872	12,360,121
Singapore - 2.4%
Singapore Telecommunications Ltd.	3,763,925	9,079,400
United Overseas Bank Ltd.	420,540	8,012,449
South Africa - 1.0%
MTN Group Ltd.	926,801	7,258,045
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	2,045,797	10,416,629

Sweden - 3.0%
Essity AB, Class B	369,926	10,987,946
Sandvik AB	711,542	10,919,040
Switzerland - 10.3%
ABB Ltd.	539,387	10,182,092
Adecco Group AG	236,206	12,887,180
Coca-Cola HBC AG	244,872	8,425,871
Givaudan S.A.	3,650	9,707,508
Nestle S.A., Sponsored ADR	101,640	10,781,971
Novartis AG, Sponsored ADR	114,933	10,525,564
Roche Holding AG	44,097	11,803,233
Taiwan - 2.6%
Largan Precision Co. Ltd.	78,500	10,611,516
MediaTek, Inc.	776,930	7,771,029
Turkey - 2.5%
Tupras Turkiye Petrol Rafinerileri AS	713,872	17,901,068
United Kingdom - 12.3%
British American Tobacco PLC	308,004	10,974,981
Compass Group PLC	482,765	12,214,221
Diageo PLC, Sponsored ADR	62,744	10,470,719
Next PLC	150,620	11,087,089
Prudential PLC, Sponsored ADR	264,237	10,965,836
Reckitt Benckiser Group PLC	133,278	10,302,839
Royal Dutch Shell PLC, Class B, Sponsored ADR	165,190	10,484,609
WPP PLC	1,000,232	11,782,182
United States - 4.9%
Aflac, Inc.	229,803	12,096,830
Credicorp Ltd.	56,033	12,214,634
Mettler-Toledo International, Inc.*	14,658	11,092,441
Total common stocks (cost $463,859,388)		653,254,599

PREFERRED STOCKS - 5.3%
Colombia - 1.6%
Bancolombia S.A., Sponsored ADR	232,799	11,612,014
Germany - 3.7%
Henkel AG & Co. KGaA, Sponsored ADR	449,597	11,583,867
Volkswagen AG	89,305	14,922,063
Total preferred stocks (cost $23,807,368)		38,117,944

MONEY MARKET FUNDS - 0.6%
First American Government Obligations Fund - Class X, 2.24%#	4,422,785	4,422,785
Total money market funds (cost $4,422,785)		4,422,785
Total investment portfolio (cost $492,089,541) - 96.6%		695,795,328
Other assets in excess of liabilities - 3.4%		24,312,578
Total net assets - 100.0%		$720,107,906

(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $4,225,106 or 0.6% of net assets as of the date of this report.
ADR—American Depositary Receipt
* Non-income producing security
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

The following is a summary of the inputs used to value the Fund's investments as the date of this report:

	Level 1	Level 2
Common stocks:
Australia	$11,762,545	$34,551,746
Canada	7,447,539	-
Denmark	10,799,587	-
France	-	55,708,758
Germany	20,751,864	51,960,445
Hong Kong	-	11,564,986
Ireland	12,188,166	8,391,490
Japan	-	100,751,925
Mexico	24,058,505	-
Norway	-	12,360,121
Singapore	-	17,091,849
South Africa	-	7,258,045
Spain	-	10,416,629
Sweden	-	21,906,986
Switzerland	21,307,535	53,005,884
Taiwan	-	18,382,545
Turkey	-	17,901,068
United Kingdom	31,921,164	56,361,312
United States	35,403,905	-
Preferred stocks:
Colombia	11,612,014	-
Germany	11,583,867	14,922,063
Money market funds	4,422,785	-
Total investment portfolio	$203,259,476	$492,535,852

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON SCOUT MID CAP FUND
COMMON STOCKS - 99.6%	Shares	Value
Aerospace & defense - 4.3%
Aerojet Rocketdyne Holdings, Inc.*	390,375	$16,676,820
BWX Technologies, Inc.	425,725	22,950,835
Hexcel Corp.	268,425	21,946,428
Huntington Ingalls Industries, Inc.	59,050	13,481,115
L3Harris Technologies, Inc.	172,142	35,736,679
Textron, Inc.	257,909	12,714,914
Airlines - 2.5%
Alaska Air Group, Inc.	254,000	16,093,440
JetBlue Airways Corp.*	886,050	17,038,741
Southwest Airlines Co.	133,750	6,892,138
Spirit Airlines, Inc.*	749,175	31,787,495
Auto components - 0.5%
Lear Corp.	119,450	15,143,871
Automobiles - 0.5%
Thor Industries, Inc.	263,875	15,726,950
Banks - 3.3%
Citizens Financial Group, Inc.	1,023,175	38,123,500
Comerica, Inc.	127,850	9,358,620
First Horizon National Corp.	1,409,475	23,115,390
Synovus Financial Corp.	337,950	12,899,551
Umpqua Holdings Corp.	636,725	11,117,219
Biotechnology - 0.3%
BioMarin Pharmaceutical, Inc.*	79,425	6,299,991
Ionis Pharmaceuticals, Inc.*	55,500	3,655,230
Building products - 0.9%
Masco Corp.	260,875	10,635,874
Owens Corning	254,625	14,768,250
Capital markets - 1.5%
Evercore, Inc., Class A	336,350	29,050,549
Moody's Corp.	72,925	15,630,745
Chemicals - 2.2%
Albemarle Corp.	125,475	9,154,656
CF Industries Holdings, Inc.	402,683	19,956,969
Huntsman Corp.	746,425	15,339,034
Westlake Chemical Corp.	293,175	19,809,835
Commercial services & supplies - 0.4%
Copart, Inc.*	136,675	10,596,413
Communications equipment - 1.2%
Arista Networks, Inc.*	121,450	33,210,502
Construction & engineering - 0.2%
Dycom Industries, Inc.*	107,375	5,922,805

Construction materials - 2.2%
Eagle Materials, Inc.	277,475	22,969,380
Martin Marietta Materials, Inc.	79,023	19,577,948
Vulcan Materials Co.	161,450	22,336,608
Consumer finance - 0.5%
Ally Financial, Inc.	431,650	14,205,601
Diversified financial services - 1.5%
Voya Financial, Inc.	773,262	43,434,127
Electric utilities - 3.0%
Portland General Electric Co.	424,808	23,300,719
Xcel Energy, Inc.	1,067,900	63,657,519
Electrical equipment - 0.2%
Acuity Brands, Inc.	51,175	6,868,708
Electronic equipment, instruments & components - 1.2%
Keysight Technologies, Inc.*	137,625	12,320,190
Zebra Technologies Corp., Class A*	106,500	22,459,785
Energy equipment & services - 0.6%
Patterson-UTI Energy, Inc.	1,471,565	17,114,301
Entertainment - 1.0%
Live Nation Entertainment, Inc.*	40,400	2,911,224
The Madison Square Garden Co., Class A*	85,844	24,898,194
Equity real estate investment trusts (REITs) - 8.8%
Americold Realty Trust	345,775	11,593,836
AvalonBay Communities, Inc.	158,075	33,004,479
Cousins Properties, Inc.	745,722	26,234,500
EPR Properties	494,899	36,835,333
Healthcare Realty Trust, Inc.	534,350	17,088,513
Host Hotels & Resorts, Inc.	2,504,984	43,561,672
Lamar Advertising Co., Class A	147,773	11,957,791
Mid-America Apartment Communities, Inc.	421,625	49,684,290
Omega Healthcare Investors, Inc.	691,073	25,085,950
Food & staples retailing - 1.0%
Casey's General Stores, Inc.	184,875	29,933,111
Food products - 0.6%
Tyson Foods, Inc., Class A	208,682	16,590,219
Gas utilities - 2.5%
Atmos Energy Corp.	381,999	41,653,171
ONE Gas, Inc.	350,816	31,987,403
Health care equipment & supplies - 3.3%
ABIOMED, Inc.*	147,850	41,185,096
Edwards Lifesciences Corp.*	61,200	13,026,420
Masimo Corp.*	159,175	25,125,774
Teleflex, Inc.	48,200	16,375,468
Health care providers & services - 1.5%
Centene Corp.*	435,800	22,700,822
Humana, Inc.	43,747	12,981,922
Molina Healthcare, Inc.*	59,947	7,959,763

Hotels, restaurants & leisure - 2.8%
Darden Restaurants, Inc.	180,025	21,883,839
Hilton Grand Vacations, Inc.*	371,375	12,143,962
Norwegian Cruise Line Holdings Ltd.*	297,900	14,728,176
Royal Caribbean Cruises Ltd.	176,725	20,560,187
Vail Resorts, Inc.	50,450	12,436,934
Household durables - 1.3%
D.R. Horton, Inc.	435,350	19,995,625
PulteGroup, Inc.	514,625	16,215,834
Insurance - 7.4%
Arch Capital Group Ltd.*	610,225	23,609,605
Brown & Brown, Inc.	652,250	23,435,342
Everest Re Group Ltd.	130,525	32,192,686
Lincoln National Corp.	164,125	10,723,928
Marsh & McLennan Cos, Inc.	577,700	57,076,760
The Hanover Insurance Group, Inc.	94,325	12,234,896
The Hartford Financial Services Group, Inc.	153,300	8,834,679
W.R. Berkley Corp.	442,525	30,706,810
White Mountains Insurance Group Ltd.	15,200	16,355,200
Interactive media & services - 1.7%
IAC/InterActiveCorp*	84,925	20,301,321
Match Group, Inc.	174,650	13,149,398
Twitter, Inc.*	361,125	15,279,199
Internet & direct marketing retail - 1.3%
eBay, Inc.	757,300	31,193,187
Expedia Group, Inc.	42,425	5,631,494
IT services - 2.6%
DXC Technology Co.	398,675	22,234,105
Jack Henry & Associates, Inc.	55,575	7,763,827
Paychex, Inc.	132,000	10,962,600
Science Applications International Corp.	135,533	11,570,452
Square, Inc., Class A*	269,150	21,642,352
Machinery - 2.1%
AGCO Corp.	120,525	9,280,425
Allison Transmission Holdings, Inc.	160,175	7,360,041
The Timken Co.	408,000	18,649,680
Xylem, Inc.	318,054	25,536,556
Marine - 0.1%
Kirby Corp.*	50,575	3,963,057
Metals & mining - 2.3%
Agnico Eagle Mines Ltd.	178,625	9,329,584
Kirkland Lake Gold Ltd.	961,000	39,679,690
Newmont Goldcorp Corp.	462,600	16,894,152
Mortgage real estate investment trusts (REITs) - 3.3%
AGNC Investment Corp.	5,568,350	95,441,519
Multi-utilities - 4.7%
CMS Energy Corp.	833,900	48,549,658
WEC Energy Group, Inc.	1,029,950	88,019,527

Oil, gas & consumable fuels - 4.1%
Diamondback Energy, Inc.	142,875	14,777,561
Marathon Petroleum Corp.	204,100	11,509,199
ONEOK, Inc.	214,800	15,053,184
Parsley Energy, Inc., Class A*	545,048	9,042,346
PBF Energy, Inc., Class A	486,875	13,598,419
Pioneer Natural Resources Co.	65,002	8,972,876
Valero Energy Corp.	412,167	35,137,237
WPX Energy, Inc.*	1,104,375	11,529,675
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC*	41,850	5,833,053
Supernus Pharmaceuticals, Inc.*	180,575	6,025,788
Professional services - 0.6%
FTI Consulting, Inc.*	97,575	10,191,709
Robert Half International, Inc.	132,100	7,980,161
Road & rail - 0.9%
Knight-Swift Transportation Holdings, Inc.	364,775	13,073,536
Old Dominion Freight Line, Inc.	70,075	11,701,123
Semiconductors & semiconductor equipment - 3.5%
Advanced Micro Devices, Inc.*	1,236,125	37,640,006
Analog Devices, Inc.	127,225	14,943,848
Micron Technology, Inc.*	319,175	14,327,766
ON Semiconductor Corp.*	562,400	12,097,224
Universal Display Corp.	51,050	10,775,634
Xilinx, Inc.	97,850	11,175,449
Software - 6.3%
Aspen Technology, Inc.*	95,425	12,583,695
DocuSign, Inc.*	540,725	27,966,297
Palo Alto Networks, Inc.*	56,500	12,799,510
Proofpoint, Inc.*	132,034	16,662,691
RealPage, Inc.*	222,600	13,908,048
ServiceNow, Inc.*	98,812	27,409,460
Splunk, Inc.*	385,000	52,094,350
Workday, Inc., Class A*	97,245	19,447,055
Specialty retail - 4.0%
American Eagle Outfitters, Inc.	687,575	12,163,201
Floor & Decor Holdings, Inc., Class A*	729,025	28,541,329
O'Reilly Automotive, Inc.*	23,575	8,976,417
Ross Stores, Inc.	278,825	29,563,815
Tractor Supply Co.	147,600	16,060,356
Ulta Beauty, Inc.*	58,775	20,527,169
Textiles, apparel & luxury goods - 0.9%
Lululemon Athletica, Inc.*	102,675	19,620,166
Ralph Lauren Corp.	46,700	4,867,541
Thrifts & mortgage finance - 0.6%
LendingTree, Inc.*	49,725	16,038,302
Trading companies & distributors - 1.7%
United Rentals, Inc.*	328,636	41,588,886
W.W. Grainger, Inc.	24,748	7,202,410

Water utilities - 0.8%
American Water Works Co., Inc.	193,350	22,192,713
Wireless telecommunication services - 0.5%
Sprint Corp.*	1,804,199	13,224,779
Total common stocks (cost $2,507,940,295)		2,879,844,667
Total investment portfolio (cost $2,507,940,295) - 99.6%		2,879,844,667
Other assets in excess of liabilities - 0.4%		12,928,238
Total net assets - 100.0%		$2,892,772,905

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON SCOUT SMALL CAP FUND
COMMON STOCKS - 99.3%	Shares	Value
Aerospace & defense - 2.9%
Astronics Corp.*	131,562	$4,846,744
Teledyne Technologies, Inc.*	18,739	5,458,296
Air freight & logistics - 1.6%
Forward Air Corp.	58,000	3,654,000
Radiant Logistics, Inc.*	331,575	1,820,347
Auto components - 1.2%
Stoneridge, Inc.*	133,233	4,339,399
Automobiles - 1.0%
Thor Industries, Inc.	57,636	3,435,106
Banks - 0.9%
Hilltop Holdings, Inc.	135,174	3,065,746
Biotechnology - 2.3%
Eagle Pharmaceuticals, Inc.*	59,196	3,247,492
Genomic Health, Inc.*	65,146	4,753,704
Capital markets - 2.8%
Blucora, Inc.*	125,925	3,770,195
Cohen & Steers, Inc.	117,509	6,153,946
Chemicals - 1.7%
Balchem Corp.	56,358	5,784,585
Commercial services & supplies - 0.8%
Healthcare Services Group, Inc.	111,289	2,660,920
Construction & engineering - 1.1%
Dycom Industries, Inc.*	73,034	4,028,555
Consumer finance - 1.7%
Green Dot Corp., Class A*	63,991	3,243,704
PRA Group, Inc.*	87,562	2,725,805
Electrical equipment - 1.1%
TPI Composites, Inc.*	144,312	3,690,058
Electronic equipment, instruments & components - 5.4%
ePlus, Inc.*	51,362	3,898,376
Fabrinet*	90,373	4,851,222
II-VI, Inc.*	156,673	6,219,918
Plexus Corp.*	62,804	3,750,027
Energy equipment & services - 0.7%
Core Laboratories N.V.	48,220	2,419,197
Equity real estate investment trusts (REITs) - 1.7%
CareTrust REIT, Inc.	145,199	3,372,973
QTS Realty Trust, Inc., Class A	58,468	2,705,899
Food & staples retailing - 1.9%
Performance Food Group Co.*	151,138	6,627,401
Health care equipment & supplies - 3.2%
ICU Medical, Inc.*	32,385	8,240,039
Varex Imaging Corp.*	91,229	2,900,170

Health care providers & services - 11.3%
AMN Healthcare Services, Inc.*	101,627	5,424,849
BioTelemetry, Inc.*	124,889	5,863,538
HealthEquity, Inc.*	68,706	5,632,518
LHC Group, Inc.*	59,658	7,551,510
Molina Healthcare, Inc.*	52,186	6,929,257
U.S. Physical Therapy, Inc.	63,151	8,151,531
Health care technology - 3.9%
HMS Holdings Corp.*	135,502	4,729,020
Omnicell, Inc.*	117,209	8,815,289
Hotels, restaurants & leisure - 4.3%
Cracker Barrel Old Country Store, Inc.	25,413	4,414,492
Dave & Buster's Entertainment, Inc.	88,425	3,594,477
Lindblad Expeditions Holdings, Inc.*	192,805	3,630,518
The Cheesecake Factory, Inc.	75,964	3,272,529
Household durables - 3.3%
Installed Building Products, Inc.*	78,622	4,188,980
iRobot Corp.*(a)	40,879	2,988,255
LGI Homes, Inc.*	63,255	4,446,194
Insurance - 0.8%
CNO Financial Group, Inc.	164,782	2,786,464
Internet & direct marketing retail - 0.4%
PetMed Express, Inc.(a)	78,864	1,369,868
IT services - 2.6%
Carbonite, Inc.*	217,865	3,906,320
GreenSky, Inc., Class A*(a)	131,275	1,500,473
Virtusa Corp.*	82,563	3,688,915
Life sciences tools & services - 6.6%
Bruker Corp.	169,942	8,131,725
Cambrex Corp.*	85,630	3,750,594
Medpace Holdings, Inc.*	63,325	4,987,477
PRA Health Sciences, Inc.*	60,486	6,043,156
Machinery - 5.0%
Albany International Corp., Class A	69,555	5,981,034
Chart Industries, Inc.*	67,122	5,069,725
Proto Labs, Inc.*	61,234	6,374,459
Metals & mining - 0.5%
Carpenter Technology Corp.	36,834	1,657,898
Pharmaceuticals - 1.5%
Supernus Pharmaceuticals, Inc.*	159,935	5,337,031
Professional services - 2.3%
Insperity, Inc.	74,774	7,952,215
Semiconductors & semiconductor equipment - 8.3%
Ambarella, Inc.*	70,970	3,544,951
Entegris, Inc.	111,943	4,870,640
Impinj, Inc.*(a)	87,682	3,174,088
Inphi Corp.*	69,239	4,168,880
Power Integrations, Inc.	56,683	5,162,121
Semtech Corp.*	148,596	7,856,271

Software - 9.3%
Envestnet, Inc.*	85,703	6,120,051
j2 Global, Inc.	78,026	6,951,336
Pegasystems, Inc.	94,813	7,167,863
Qualys, Inc.*	48,700	4,215,472
The Descartes Systems Group, Inc.*	120,116	4,360,211
Verint Systems, Inc.*	62,200	3,599,514
Specialty retail - 2.5%
Monro, Inc.	102,771	8,654,346
Textiles, apparel & luxury goods - 0.8%
G-III Apparel Group Ltd.*	100,001	2,866,029
Thrifts & mortgage finance - 2.9%
Axos Financial, Inc.*	126,194	3,698,746
LendingTree, Inc.*	19,738	6,366,295
Trading companies & distributors - 1.0%
Systemax, Inc.	159,775	3,467,117
Total common stocks (cost $220,678,913)		346,078,066

MONEY MARKET FUNDS - 1.8%
First American Government Obligations Fund - Class X, 2.24%#	6,268,385	6,268,385
Total money market funds (cost $6,268,385)		6,268,385
Total investment portfolio (cost $226,947,298) - 101.1%		352,346,451
Liabilities in excess of other assets - (1.1)%		(3,936,868)
Total net assets - 100.0%		$348,409,583

* Non-income producing security
(a) All or a portion of this security was on loan as of the date of this report. The total market value of loaned securities was $6,001,938 or 1.7% of net assets as of the date of this report.
# Annualized seven-day yield as of the date of this report. Investment made with cash collateral received for securities on loan.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 18.2%	Principal Amount	Value
Airlines - 1.6%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$201,719	$208,154
Series 2013-1, Class A, 4.00%, 01/15/27	410,570	431,332
Series 2013-2, Class A, 4.95%, 07/15/24	186,228	195,391
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	459,759	503,758
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	340,073	343,508
Auto manufacturers - 3.2%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19	675,000	673,977
144A, 2.30%, 01/06/20	560,000	559,776
144A, 3.35%, 05/04/21	830,000	840,912
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	235,000	238,191
General Motors Financial Co., Inc.,
4.20%, 11/06/21	495,000	510,077
5.10%, 01/17/24	555,000	594,770
Banks - 7.3%
Bank of America Corp.,
3.50%, 04/19/26	295,000	308,226
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	650,000	677,526
Citibank NA, 3.40%, 07/23/21	895,000	912,492
JPMorgan Chase & Co.,
2.55%, 03/01/21	290,000	290,850
2.75%, 06/23/20	320,000	321,007
(3 Month LIBOR USD + 0.55%), 3.00%, 03/09/21	1,880,000	1,882,097
UBS AG, 144A, 2.45%, 12/01/20	415,000	415,456
U.S. Bank NA, 3.15%, 04/26/21	880,000	893,063
Wells Fargo & Co.,
2.60%, 07/22/20	795,000	797,137
(3 Month LIBOR USD + 1.23%), 3.49%, 10/31/23	775,000	789,463
3.75%, 01/24/24	380,000	398,354
Chemicals - 0.2%
The Sherwin-Williams Co., 2.25%, 05/15/20	215,000	214,684
Consumer finance - 1.1%
American Express Co., 2.20%, 10/30/20	665,000	663,828
American Express Credit Corp., 2.60%, 09/14/20	540,000	541,830
Diversified telecommunication services - 0.4%
AT&T, Inc.,
3.80%, 03/01/24	180,000	189,057
4.25%, 03/01/27	245,000	263,586
Food products - 0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 3.04%, 03/15/21	90,000	90,015
Health care providers & services - 1.6%
Cigna Corp., 144A, 3.20%, 09/17/20	1,170,000	1,178,752
CVS Health Corp., 3.70%, 03/09/23	460,000	475,043
Insurance - 0.7%
American International Group, Inc., 6.40%, 12/15/20	285,000	300,233
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20	385,000	385,060
IT services - 0.5%
International Business Machines Corp., 2.80%, 05/13/21	485,000	489,249
Transportation - 1.5%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	56,168	57,320
Series 2004-1, 4.58%, 01/15/21	109,101	110,551
CSX Transportation, Inc., 6.25%, 01/15/23	205,770	225,655
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	224,252	235,389
Series 2005, 5.08%, 01/02/29	474,800	512,967
Series 2006, 5.87%, 07/02/30	401,491	453,260
Total corporate bonds (cost $18,820,133)		19,171,996

MORTGAGE AND ASSET-BACKED SECURITIES - 49.9%
Asset-backed securities - 1.2%
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	670,000	669,485
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	635,000	649,354
Commercial mortgage-backed securities - 6.9%
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4, 3.83%, 12/17/47	1,785,000	1,822,903
Series 2016-C3, Class A3, 3.87%, 01/10/48	800,000	854,647
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	514,304	528,809
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	711,539	729,913
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	759,626	771,837
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	288,953	296,615
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-CIBX, Class A4, 3.48%, 06/16/45	745,000	760,903
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	460,591
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	955,000	982,632
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A3, 3.43%, 08/16/47	116,733	118,456
Federal agency mortgage-backed obligations - 41.8%
Fannie Mae Pool,
Series 0913, Class AE, 4.15%, 09/01/20	943,791	957,045
Series 1313, Class MA, 2.00%, 01/01/23	193,716	193,069
Series 1614, Class AN, 2.47%, 06/01/26	2,785,000	2,782,782
Series 1671, Class AM, 2.10%, 12/01/27	900,267	892,900
Series 2793, Class AL, 4.54%, 01/01/21	716,913	731,888
Series 2822, Class AB, 2.50%, 03/01/26	188,766	190,900
Series 3527, Class MA, 5.00%, 11/01/48	2,222,068	2,358,228
Series 5796, Class AN, 3.03%, 06/01/27	355,000	368,151
Series 8744, Class AB, 2.00%, 03/01/23	83,618	83,338
Series 8874, Class AB, 2.00%, 04/01/23	81,703	81,430
Series 9180, Class AB, 2.00%, 05/01/23	263,392	262,509
Series 9550, Class AL, 2.50%, 07/01/25	259,978	261,557
Series 387770, 3.63%, 07/01/28	455,000	486,143
Series 465468, 3.33%, 07/01/20	156,684	156,863
TBA, 3.00%, 08/15/49	4,665,000	4,706,183
TBA, 3.50%, 08/15/49	7,395,000	7,572,075
TBA, 4.00%, 08/15/49	2,765,000	2,861,991
TBA, 4.50%, 08/15/49	9,045,000	9,479,462
TBA, 5.00%, 08/15/49	4,980,000	5,288,916
Fannie Mae-Aces,
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	28,941	30,190
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	689,103	687,336
Series 2016-M6, Class AB2, 2.40%, 05/25/26	973,695	985,004
Freddie Mac Gold Pool, Series 15226, Class G, 4.50%, 08/01/20	10	11
Freddie Mac Pool, Series 6637, Class ZS, 2.00%, 01/01/28	874,213	870,192
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	2,382	2,385
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,292,639	1,291,179
Series 2583, Class AB, 2.14%, 08/15/23	506,198	499,042
Total mortgage and asset-backed securities (cost $52,335,722)		52,726,914

U.S. TREASURIES - 39.0%
U.S. Treasury Bonds,
2.75%, 08/15/47	535,000	557,884
3.00%, 08/15/48	3,505,000	3,840,576
3.00%, 02/15/49	3,155,000	3,459,778
U.S. Treasury Notes,
1.88%, 06/30/26	12,295,000	12,263,782
2.25%, 11/15/27	830,000	847,767
2.38%, 04/30/20	3,165,000	3,171,429
2.38%, 05/15/29	5,250,000	5,415,908
2.63%, 02/15/29	11,030,000	11,614,246
Total U.S. Treasuries (cost $40,396,753)		41,171,370

SHORT-TERM INVESTMENTS - 13.1%
U.S. Treasury Bills - 13.1%
U.S. Treasury Bills, ZCI, 2.04%,12/19/19	13,895,000	13,785,361
Total short-term investments (cost $13,785,813)		13,785,361
Total investment portfolio (cost $125,338,421) - 120.2%		126,855,641
Liabilities in excess of other assets - (20.2)%		(21,309,520)
Total net assets - 100.0%		$105,546,121

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
REMIC - Real estate mortgage investment conduit
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments and credit default swap contracts are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS

								Premiums	Unrealized
	Reference	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Entity	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 32	Sell	Receive	1%/Quarterly	6/20/2024	$16,360,000	$353,504	$345,410	$8,094
Total swap contracts						$16,360,000	$353,504	$345,410	$8,094

There is $21,150 of variation margin due from the Fund to the broker as of July 31, 2019.

(a)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(b)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON REAMS CORE PLUS BOND FUND
CORPORATE BONDS - 22.1%	Principal Amount	Value
Airlines - 1.2%
American Airlines, Pass Through Trust,
Series 2011-1, Class A, 5.25%, 07/31/22	$709,620	$732,257
Series 2013-1, Class A, 4.00%, 01/15/27	81,532	85,655
Series 2013-2, Class A, 4.95%, 07/15/24	1,000,667	1,049,900
Delta Air Lines, Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24	722,784	791,955
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	2,362,768	2,386,632
US Airways, Pass Through Trust,
Series 2011-1, Class A, 7.13%, 04/22/25	720,957	813,096
Series 2012-1, Class A, 5.90%, 04/01/26	1,734,844	1,918,390
Auto manufacturers - 3.4%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19	1,780,000	1,777,301
144A, 2.30%, 01/06/20	4,830,000	4,828,071
144A, 3.35%, 05/04/21	6,340,000	6,423,355
Ford Motor Credit Co. LLC, 3.81%, 10/12/21	2,545,000	2,579,550
General Motors Financial Co., Inc.,
4.20%, 11/06/21	2,900,000	2,988,332
5.10%, 01/17/24	3,275,000	3,509,678
Banks - 7.5%
Bank of America Corp.,
3.50%, 04/19/26	3,060,000	3,197,189
(Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	4,090,000	4,263,203
Citibank NA, 3.40%, 07/23/21	4,950,000	5,046,744
JPMorgan Chase & Co.,
2.55%, 03/01/21	2,835,000	2,843,306
2.75%, 06/23/20	2,445,000	2,452,692
(3 Month LIBOR USD + 0.55%), 3.00%, 03/09/21	7,145,000	7,152,972
3.25%, 09/23/22	1,780,000	1,829,011
UBS AG, 144A, 2.45%, 12/01/20	2,600,000	2,602,860
U.S. Bank NA, 3.15%, 04/26/21	6,660,000	6,758,862
Wells Fargo & Co.,
2.60%, 07/22/20	3,877,000	3,887,420
(3 Month LIBOR USD + 1.23%), 3.49%, 10/31/23	6,390,000	6,509,250
3.75%, 01/24/24	2,285,000	2,395,366
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	1,950,000	1,947,131
Consumer finance - 0.9%
American Express Co., 2.20%, 10/30/20	3,230,000	3,224,307
American Express Credit Corp., 2.60%, 09/14/20	2,915,000	2,924,880
Diversified telecommunication services - 0.6%
AT&T, Inc.,
3.80%, 03/01/24	1,445,000	1,517,710
4.25%, 03/01/27	2,170,000	2,334,621
Food products - 0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 3.04%, 03/15/21	545,000	545,092
Health care providers & services - 1.8%
Cigna Corp., 144A, 3.20%, 09/17/20	8,525,000	8,588,769
CVS Health Corp., 3.70%, 03/09/23	2,750,000	2,839,935

Insurance - 4.8%
American International Group, Inc., 6.40%, 12/15/20	3,175,000	3,344,701
Jackson National Life Global Funding (3 Month LIBOR USD + 0.30%), 144A, 2.56%, 04/27/20	12,265,000	12,283,310
MassMutual Global Funding II, 144A, 1.95%, 09/22/20	5,920,000	5,904,745
Metropolitan Life Global Funding I (3 Month LIBOR USD + 0.23%), 144A, 2.53%, 01/08/21	7,515,000	7,517,518
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20	2,050,000	2,050,322
IT services - 0.5%
International Business Machines Corp., 2.80%, 05/13/21	3,080,000	3,106,981
Oil, gas & consumable fuels - 0.3%
Energy Transfer Operating LP, 4.05%, 03/15/25	2,205,000	2,296,745
Tobacco - 0.6%
Philip Morris International, Inc., 2.00%, 02/21/20	4,130,000	4,120,989
Transportation - 0.1%
Burlington Northern and Santa Fe Railway Co., Pass Through Trust,
Series 2001-2, 6.46%, 01/15/21	175,036	178,625
Series 2005-4, 4.97%, 04/01/23	260,045	273,674
Total corporate bonds (cost $141,207,944)		143,823,102

MORTGAGE AND ASSET-BACKED SECURITIES - 45.9%
Asset-backed securities - 1.2%
Hertz Vehicle Financing II LP,
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	3,245,000	3,242,507
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	3,855,000	3,942,140
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	326,215	157,588
RFMSII Trust, Series 2006-HSA1, Class A4, SB, 5.99%, 02/25/36	615,048	606,350
Commercial mortgage-backed securities - 3.0%
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	5,600,000	5,982,525
COMM Mortgage Trust, Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	3,265,421	3,357,517
GS Mortgage Securities Trust,
Series 2012-GCJ7, Class A4, 3.38%, 05/12/45	4,034,015	4,098,860
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	1,819,182	1,867,419
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A3, 3.21%, 10/19/48	4,075,000	4,192,907
Federal agency mortgage-backed obligations - 41.7%
Fannie Mae Pool,
Series 0913, Class AE, 4.15%, 09/01/20	6,755,554	6,850,428
Series 1313, Class MA, 2.00%, 01/01/23	843,466	840,649
Series 1500, Class MA, 2.00%, 07/01/23	779,263	775,389
Series 1614, Class AN, 2.47%, 06/01/26	4,500,000	4,496,416
Series 1671, Class AM, 2.10%, 12/01/27	1,744,267	1,729,993
Series 2182, Class AM, 2.16%, 01/01/23	6,430,313	6,413,617
Series 2793, Class AL, 4.54%, 01/01/21	5,128,686	5,235,810
Series 2822, Class AB, 2.50%, 03/01/26	393,646	398,097
Series 3527, Class MA, 5.00%, 11/01/48	13,771,027	14,614,863
Series 5796, Class AN, 3.03%, 06/01/27	2,045,000	2,120,757
Series 8744, Class AB, 2.00%, 03/01/23	367,323	366,094
Series 8874, Class AB, 2.00%, 04/01/23	358,743	357,543
Series 9180, Class AB, 2.00%, 05/01/23	1,230,893	1,226,770

Series 9550, Class AL, 2.50%, 07/01/25	1,229,174	1,236,640
Series 387770, 3.63%, 07/01/28	2,495,000	2,665,772
Series 465468, 3.33%, 07/01/20	333,887	334,267
Series 466284, 3.33%, 10/01/20	3,177,612	3,198,097
Series 466319, 3.23%, 11/01/20	3,078,631	3,099,395
TBA, 3.00%, 08/15/49	29,810,000	30,073,167
TBA, 3.50%, 08/15/49	44,670,000	45,739,637
TBA, 4.00%, 08/15/49	17,225,000	17,829,221
TBA, 4.50%, 08/15/49	56,335,000	59,040,959
TBA, 5.00%, 08/15/49	30,980,000	32,901,728
Fannie Mae-Aces,
Series 2014-M13, Class AB2, VR, 2.95%, 08/25/24	143,095	149,273
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	2,644,750	2,637,972
Series 2016-M6, Class AB2, 2.40%, 05/25/26	4,510,001	4,562,382
Series 2016-M7, Class AV2, 2.16%, 10/25/23	9,606,002	9,591,199
Freddie Mac Gold Pool, Series 15226, Class G, 4.50%, 08/01/20	46	47
Freddie Mac Pool, Series 6637, Class ZS, 2.00%, 01/01/28	4,675,891	4,654,383
Freddie Mac REMIC, Series 3609, Class LA, 4.00%, 12/15/24	11,253	11,271
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	7,103,993	7,095,967
Series 2583, Class AB, 2.14%, 08/15/23	1,310,400	1,291,874
Total mortgage and asset-backed securities (cost $297,212,116)		298,987,490

U.S. TREASURIES - 38.6%
U.S. Treasury Bonds,
2.75%, 08/15/47	2,030,000	2,116,830
3.00%, 08/15/48	20,710,000	22,692,821
3.00%, 02/15/49	19,995,000	21,926,548
U.S. Treasury Notes,
1.88%, 06/30/26	80,110,000	79,906,596
2.25%, 11/15/27	17,285,000	17,655,007
2.38%, 05/15/29	34,020,000	35,095,085
2.63%, 02/15/29	68,910,000	72,560,077
Total U.S. Treasuries (cost $246,794,096)		251,952,964

SHORT-TERM INVESTMENTS - 19.2%
U.S. Treasury Bills - 19.2%
U.S. Treasury Bills, ZCI, 2.04%,12/19/19	125,990,000	124,995,868
Total short-term investments (cost $125,000,056)		124,995,868
Total investment portfolio (cost $810,214,212) - 125.8%		819,759,424
Liabilities in excess of other assets - (25.8)%		(168,362,616)
Total net assets - 100.0%		$651,396,808

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity.  Interest rate shown is the rate in effect as of the date of this report.

REMIC - Real estate mortgage investment conduit
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments and credit default swap contracts are categorized as Level 2 as of the date of this report. Futures contracts are categorized as Level 1 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE PLUS BOND FUND
FUTURES CONTRACTS - LONG

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2019	(Depreciation)
10-Year U.S. Treasury Note	9/19/2019	1,545	$194,825,589	$196,866,797	$2,041,208

FUTURES CONTRACTS - SHORT

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2019	(Depreciation)
Euro-Bond Futures^	9/6/2019	(682)	$(129,190,570)	$(132,173,644)	$(2,983,074)

Total futures contracts					$(941,866)

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at July 31, 2019 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of July 31, 2019.

There is $392,437 of variation margin due from the Fund to the broker as of July 31, 2019.

CARILLON REAMS CORE PLUS BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS

								Premiums	Unrealized
	Reference	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Entity	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 32	Sell	Receive	5%/Quarterly	6/20/2024	$45,530,100	$3,463,313	$3,390,586	$72,727
Intercontinental Exchange	CDX North American Investment Grade Index Series 32	Sell	Receive	1%/Quarterly	6/20/2024	101,670,000	2,196,867	2,146,577	50,290
Total swap contracts						$147,200,100	$5,660,180	$5,537,163	$123,017

There is $975,913 of variation margin due from the Fund to the broker as of July 31, 2019.

(a)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(b)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Investment Portfolios
(UNAUDITED) | 07.31.2019
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS- 20.9%	Principal Amount	Value
Airlines - 1.2%
American Airlines, Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	$1,579,217	$1,656,915
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,679,570	1,777,153
Northwest Airlines, Pass Through Trust, Series 2007-1, Class A, 7.03%, 05/01/21	3,122,758	3,154,298
US Airways, Pass Through Trust,
Series 2010-1, Class A, 6.25%, 10/22/24	4,242,465	4,619,196
Series 2012-1, Class A, 5.90%, 04/01/26	2,394,704	2,648,064
Auto manufacturers - 6.5%
Daimler Finance North America LLC,
144A, 1.75%, 10/30/19	5,150,000	5,142,190
144A, 2.30%, 01/06/20	8,650,000	8,646,545
144A, 3.10%, 05/04/20	12,005,000	12,054,717
144A, 3.35%, 05/04/21	10,050,000	10,182,132
Ford Motor Credit Co. LLC,
2.43%, 06/12/20	8,440,000	8,409,028
3.81%, 10/12/21	6,300,000	6,385,527
General Motors Financial Co., Inc.,
3.55%, 04/09/21	7,735,000	7,844,452
5.10%, 01/17/24	13,755,000	14,740,648
Banks - 5.9%
Bank of America Corp. (Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	13,600,000	14,175,932
Citigroup, Inc. (3 Month LIBOR USD + 0.95%), 3.23%, 07/24/23	11,970,000	12,036,743
JPMorgan Chase & Co., 2.75%, 06/23/20	5,485,000	5,502,257
UBS AG, 144A, 2.45%, 12/01/20	5,755,000	5,761,330
U.S. Bank NA, 3.15%, 04/26/21	10,830,000	10,990,763
Wells Fargo & Co.,
2.55%, 12/07/20	6,005,000	6,028,082
(3 Month LIBOR USD + 1.23%), 3.49%, 10/31/23	8,305,000	8,459,988
3.75%, 01/24/24	3,500,000	3,669,050
Capital markets - 0.2%
The Goldman Sachs Group, Inc., 2.75%, 09/15/20	2,750,000	2,758,154
Chemicals - 0.3%
The Sherwin-Williams Co., 2.25%, 05/15/20	3,895,000	3,889,270
Consumer finance - 1.1%
American Express Co., 2.20%, 10/30/20	6,450,000	6,438,631
American Express Credit Corp., 2.60%, 09/14/20	6,435,000	6,456,811
Food products - 0.1%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 3.04%, 03/15/21	1,280,000	1,280,216
Health care equipment & supplies - 0.6%
Becton Dickinson and Co., 2.40%, 06/05/20	6,700,000	6,687,202
Health care providers & services - 1.7%
Cigna Corp., 144A, 3.20%, 09/17/20	13,070,000	13,167,766
CVS Health Corp., 3.70%, 03/09/23	6,340,000	6,547,342
Insurance - 1.5%
MassMutual Global Funding II, 144A, 1.95%, 09/22/20	12,055,000	12,023,936
Reliance Standard Life Global Funding II, 144A, 2.50%, 01/15/20	4,550,000	4,550,714
IT services - 0.5%
International Business Machines Corp., 2.80%, 05/13/21	5,200,000	5,245,552
Oil, gas & consumable fuels - 0.6%
Energy Transfer Operating LP, 4.05%, 03/15/25	6,392,000	6,657,956
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co. (3 Month LIBOR USD + 0.20%), 144A, 2.72%, 11/16/20	8,365,000	8,369,042
Total corporate bonds (cost $233,442,742)		237,957,602

MORTGAGE AND ASSET-BACKED SECURITIES - 33.4%
Asset-backed securities - 2.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	5,520,000	5,640,181
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3 (1 Month LIBOR USD + 0.32%), 2.59%, 10/25/36	1,071,194	1,030,358
Hertz Vehicle Financing II LP,
Series 2016-2A, Class A, 144A, 2.95%, 03/25/22	6,315,000	6,340,250
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	3,530,000	3,527,288

Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	6,655,000	6,805,433
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	3,297,304	1,592,866
Commercial mortgage-backed securities - 7.0%
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A1, 2.86%, 03/10/51	2,470,139	2,495,091
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	6,682,278	6,655,421
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	1,520,756	1,565,320
GS Mortgage Securities Trust,
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	3,866,269	3,968,787
Series 2014-GC22, Class A3, 3.52%, 06/12/47	13,481,399	13,665,648
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class ASB, 2.44%, 12/17/47	8,745,905	8,751,525
UBS Commercial Mortgage Trust, Series 2018-C11, Class A1, 3.21%, 06/16/51	4,186,816	4,254,947
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3, 2.53%, 12/12/45	3,690,773	3,689,879
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	9,254,970	9,567,277
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	4,576,810	4,576,066
Series 2013-C13, Class A3, 2.75%, 05/17/45	4,998,056	5,067,043
Series 2013-C15, Class ASB, 3.72%, 08/17/46	3,510,920	3,591,948
Series 2013-C18, Class A3, 3.65%, 12/17/46	7,315,000	7,404,898
Series 2014-C21, Class A3, 3.43%, 08/16/47	3,905,599	3,963,261
Federal agency mortgage-backed obligations - 24.2%
Fannie Mae Pool,
Series 2653, Class CA, 5.00%, 08/01/48	14,783,996	15,689,904
Series 3527, Class MA, 5.00%, 11/01/48	5,383,445	5,713,322
Series 3961, Class AN, 3.16%, 12/01/31	3,579,271	3,734,351
Series 5796, Class AN, 3.03%, 06/01/27	4,095,000	4,246,699
Series 387770, 3.63%, 07/01/28	4,760,000	5,085,801
TBA, 3.00%, 08/15/49	16,665,000	16,812,121
TBA, 3.50%, 08/15/49	29,280,000	29,981,119
TBA, 4.00%, 08/15/49	30,180,000	31,238,658
TBA, 4.50%, 08/15/49	99,485,000	104,263,598
TBA, 5.00%, 08/15/49	54,815,000	58,215,243
Total mortgage and asset-backed securities (cost $377,053,707)		379,134,303

U.S. TREASURIES - 48.3%
U.S. Treasury Notes,
1.88%, 06/30/26	110,150,000	109,870,323
2.25%, 08/15/27	43,200,000	44,143,313
2.25%, 11/15/27	60,705,000	62,004,466
2.38%, 04/30/20	36,145,000	36,218,419
2.38%, 05/15/29	110,190,000	113,672,176
2.63%, 01/31/26	102,110,000	106,577,312
2.63%, 02/15/29	25,440,000	26,787,525
2.75%, 02/28/25	48,035,000	50,292,270
Total U.S. Treasuries (cost $537,076,767)		549,565,804

SHORT-TERM INVESTMENTS - 12.4%
U.S. Treasury Bills - 12.4%
U.S. Treasury Bills, ZCI, 2.04%,12/19/19	141,930,000	140,810,093
Total short-term investments (cost $140,817,821)		140,810,093
Total investment portfolio (cost $1,288,391,037) - 115.0%		1,307,467,802
Liabilities in excess of other assets - (15.0)%		(170,306,290)
Total net assets - 100.0%		$1,137,161,512

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
TBA - To-be-announced security. Securities are being used in dollar roll transactions.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments and credit default swap contracts are categorized as Level 2 as of the date of this report. Futures contracts are categorized as Level 1 as of the date of this report.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
FUTURES CONTRACTS - LONG

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2019	(Depreciation)
10-Year U.S. Treasury Note	9/19/2019	3,305	$420,885,888	$421,129,297	$243,409

FUTURES CONTRACTS - SHORT

					Unrealized
	Expiration	Number of	Notional Value	Notional Value	Appreciation
Description	Date	Contracts	at Trade Date	at July 31, 2019	(Depreciation)
Euro-Bond Futures^	9/6/2019	(2,131)	$(403,694,558)	$(412,994,188)	$(9,299,630)

Total futures contracts					$(9,056,221)

^ Euro-Bond futures contracts are denominated in Euro. Notional Value at Trade Date, Notional Value at July 31, 2019 and Unrealized Appreciation (Depreciation) have been translated into U.S. Dollars as of July 31, 2019.

There is $965,555 of variation margin due from the Fund to the broker as of July 31, 2019.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS

									Premiums	Unrealized
	Reference	Buy/Sell(a)	Pay/Receive	Fixed	Expiration		Notional		Paid	Appreciation
Exchange	Entity	Protection	Fixed Rate	Rate	Date		Value(b)	Value(c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 32	Sell	Receive	5%/Quarterly	6/20/2024	$	$ 185,684,400	$14,127,513	$13,684,583	$442,930
Intercontinental Exchange	CDX North American Investment Grade Index Series 32	Sell	Receive	1%/Quarterly	6/20/2024		179,040,000	3,868,662	3,780,104	88,558
Total swap contracts						$	$ 364,724,400	$17,996,175	$17,464,687	$531,488

There is $2,458,267 of variation margin due from the Fund to the broker as of July 31, 2019.

(a)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.
(b)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.